VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22534

                      Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

4500 Cherry Creek Drive South, 5th Floor

                                                     Denver, CO 80246

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

4500 Cherry Creek Drive South, 5th Floor

                                                     Denver, CO 80246

 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant’s telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2013 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds ** - 65.3%
	Diversified – 65.3%			Hotels – 1.4%
7,524	AEW Core Property Trust (U.S.), Inc. . . . . . . . .	$ 6,251,377	250	Hilton Worldwide Holdings, Inc. * . . . . . . . . . .	$ 5,562
7,504	Clarion Lion Properties Fund LLC . . . . . . . . . . .	8,036,834	9,400	Host Hotels & Resorts, Inc. . . . . . . . . . . . . . . . .	182,736
11,063	Cornerstone Patriot Fund LP. . . . . . . . . . . . . . . .	1,133,821		InnVest Real Estate Investment Trust,
11	Invesco Core Real Estate USA . . . . . . . . . . . . . .	1,499,912	21,588	REIT, (Canada) . . . . . . . . . . . . . . . . . . . . . . .	94,886
1,474,527	J.P. Morgan Real Estate Growth . . . . . . . . . . . . .	1,754,687		Langham Hospitality Investments, Ltd.
24,679	Rreef America Reit II, LP . . . . . . . . . . . . . . . . . .	2,271,718	93,000	(Hong Kong) *. . . . . . . . . . . . . . . . . . . . . . . .	44,618
276,458	Torchlight Value Fund. . . . . . . . . . . . . . . . . . . . .	1,685,867	3,900	RLJ Lodging Trust, REIT. . . . . . . . . . . . . . . . . .	94,848
152	Trumbull Income Property Fund, LP. . . . . . . . . .	1,541,715	5,900	Sunstone Hotel Investors Inc., REIT . . . . . . . . .	79,060
	Total Private Investment Funds. . . . . . . . . . . .	24,175,931			501,710
	(Cost $23,675,625)			Mortgages – 0.5%
			1,452	Annaly Capital Management, Inc., REIT. . . . . .	14,476
Common Stocks – 18.9%				Apollo Commercial Real Estate
Shares	Apartments – 2.3%		4,757	Finance, Inc., REIT . . . . . . . . . . . . . . . . . . .	77,301
	Apartment Investors & Management Co.,		3,352	Starwood Property Trust, Inc., REIT . . .. . . . . .	92,850
6,300	REIT....................................................................	163,233			184,627
1,650	AvalonBay Communities, Inc., REIT................	195,080		Office Properties – 2.3%
7,200	Campus Crest Communities, Inc., REIT............	67,752	1,100	Alexandria Real Estate Equities, Inc., REIT .	69,982
5,650	Equity Residential, REIT.......................................	293,066	6,100	BioMed Realty Trust, Inc., REIT. . . . . . . . . .	110,532
400	Essex Property Trust, Inc., REIT..........................	57,404	1,150	Boston Properties, Inc., REIT. . . .. . . . . . . . . .	115,426
3,900	UDR Inc., REIT.......................................................	91,065	2,400	Brookfield Office Properties, Inc., (Canada). .	46,200
		867,600	52,904	Capital Property Fund (South Africa) . . .. . . .	53,794
	Diversified – 3.6%		3,600	Douglas Emmett, Inc., REIT. . . . . . . . . . . . . .	83,844
212	Altarea, REIT (France)..........................................	37,392	32,000	Keppel, REIT (Singapore) . . . . . . . . . . . . . . .	30,033
7,845	British Land Co., PLC, REIT (United Kingdom)	81,728	700	Kilroy Realty Corp., REIT . . . . . . . . . . . . . . .	35,126
63,000	Cambridge Industrial Trust, REIT (Singapore).	34,429		Nomura Real Estate Office Fund, Inc.,
	Crombie Real Estate Investment Trust, REIT		3	REIT (Japan) . . . . . . . . . . . . . . . . . . . . . . .	13,957
7,451	(Canada).............................................................	94,952	37	Orix Jreit, Inc. (Japan) . . . . . . . . . . . . . . . . . .	46,362
59,732	Cromwll Property Group, REIT (Australia).......	52,103	17	Premier Investment Corp., REIT (Japan) . . . .	65,829
1,200	Digital Realty Trust, Inc., REIT...........................	58,944	900	SL Green Realty Corp. . . . . . . . . . . . . . . . . . .	83,142
3,400	Duke Realty Corporation, REIT.........................	51,136	55,500	Ticon Industiral Connection PCL (Thailand)	26,686
1,773	EPR Properties, REIT............................................	87,161		Yuexiu Real Estate Investment Trust, REIT
540	Fonciere Des Regions, REIT (France).................	46,692	169,000	(Hong Kong) . . . . . . . . . . . . . . . . . . . . . . .	82,389
17	Kenedix Realty Investment Corp, REIT (Japan)	80,791			863,302
	Kiwi, Income Property Trust, REIT			Regional Malls – 2.4%
36,553	(New Zealand)....................................................	32,492	27,560	CapitaRetail China Trust, REIT (Singapore)	29,031
800	Liberty Property Trust. REIT...............................	27,096	6,250	General Growth Properties, Inc., REIT . . . . .	125,438
20,000	Mapletree Commercial Trust, REIT (Singapore)	18,850	2,750	Macerich Company, The, REIT. . . . . . . . . . .	161,947
	Mapletree Greater China Commercial Trust,		3,200	Simon Property Group, Inc., REIT . . . . . . . .	486,912
51,000	REIT (Singapore)...............................................	33,930	1,300	Taubman Centers, Inc., REIT . . . . . . . . . . . .	83,096
53,000	Mapletree Logistics Trust, REIT (Singapore)	44,286			886,424
2,469	Mercialys SA, REIT (France)...............................	51,883		Shopping Centers – 1.9%
	Nieuwe Steen Investments NV, REIT		300	Brixmor Property Group, Inc., REIT . . . . . .	6,099
7,970	(Netherlands).....................................................	50,518	21,877	Charter Hall Retail, REIT (Australia) . . . . .	70,264
115,000	Religare Health Trust (Singapore).......................	70,588	6,000	DDR Corp., REIT. . . . . . . . . . . . . . . . . . . . .	92,220
11,850	Segro PLC, REIT (United Kingdom)...................	65,553		Eurocommercial Properties NV, REIT
4,560	Spirit Realty Capital Inc., REIT..........................	44,825	1,738	(Netherlands) . . . . . . . . . . . . . . . . . . . . . .	73,905
23,269	Stockland, REIT (Australia).................................	75,151	21,000	Frasers Centerpoint Trust, REIT (Singapore)	29,273
2,150	Vornado Realty Trust, REIT................................	190,898		Japan Retail Fund Investment Corp.,
		1,331,398	23	REIT (Japan) . . . . . . . . . . . . . . . . . . . . . .	46,873
	Health Care – 2.3%		6,650	Kimco Realty Corp., REIT . . . . . . . . . . . . . .	131,337
3,219	Aviv, Inc., REIT.....................................................	76,290	1,500	Regency Centers Corp., REIT. . . . . . . . . . . .	69,450
6,100	HCP, Inc., REIT.....................................................	221,552	1,019	Vastned Retail NV, REIT (Netherlands). . . .	46,315
3,000	Health Care REIT, Inc., REIT.............................	160,710	2,000	Weingarten Realty Investors, REIT. . . . . . . .	54,840
7,120	Leisureworld Senior Care Corp. (Singapore).....	76,527	30,604	Westfield Retail Trust, REIT (Australia) . . .	81,318
2,454	Omega Healthcare Investors, Inc., REIT..........	73,129			701,894
	Primary Health Properties PLC, REIT			Storage – 0.8%
5,316	(United Kingdom)..............................................	31,081	3,450	CubeSmart, REIT. . . . . . . . . . . . . . . . . . . . . .	54,993
2,302	Sabra Health Care, Inc., REIT............................	60,174	1,000	Extra Space Storage, Inc., REIT . . . . . . . . . .	42,130
2,600	Ventas, Inc..............................................................	148,928	1,300	Public Storage, REIT. . . . . . . . . . . . . . . . . . .	195,676
		848,391			292,799

See accompanying notes to portfolio of investments.
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VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2013 (Unaudited) (Continued)
Shares		Value	Shares		Value
Common Stocks – 18.9% (continued)			Warehouse/Industrial – 0.5% (continued)
	Warehouse / Industrial – 1.4%		1,194	Terreno Realty Corp., REIT, Series A, 7.75%	29,253
11,200	Australian Industrial REIT (Australia). . . . . .	$ 20,341			197,555
2	Japan Logistics Fund, Inc., REIT (Japan) . . .	21,217		Total Preferred Stock	1,927,814
39,500	Macquarie Mexican REIT (Mexico) . . . . . . .	77,781		(Cost $2,082,567)
7,900	Prologis, Inc., REIT . . . . . . . . . . . . . . . . . . . .	291,905	Par
1,544	QTS Realty Trust, Inc., Class A . . . . . . . . . .	38,260	Corporate Debt – 3.2%
3,633	STAG Industrial Inc., REIT. . . . . . . . . . . . . .	74,077		Health Care – 2.1%
		523,581	$ 502,000	HCP Inc., REIT, 6.30%, 9/15/2016. . . . . . . . .	$ 565,662
	Total Common Stocks	7,001,726		Healthcare Realty Trust Inc., REIT
	(Cost – $7,290,977)		190,000	6.50%, 1/17/2017 . . . . . . . . . . . . . . . . . . . .	213,224
Shares		Value			778,886
Preferred Stock – 5.2%				Hotels – 0.5%
	Apartments – 0.1%			Hospitality Properties Trust, REIT,
1,400	Campus Crest Communities, Inc., REIT		150,000	6.30%, 6/15/2016 . . . . . . . . . . . . . . . . . . . .	162,005
	Series A, 8.00%. . . . . . . . . . . . . . . . . . . . . .	34,580
				Office Properties – 0.4%
	Diversified – 1.1%		150,000	CommonWealth, REIT, 6.25%, 8/15/2016. . .	159,794
700	PS Business Parks, Inc., Series S, 6.45%. . . . .	15,295
250	PS Business Parks, Inc., Series T, 6.00%. . . . .	5,050		Shopping Centers – 0.2%
11,950	Vornado Realty Trust, REIT,		75,000	DDR Corp., REIT, 7.50%, 4/1/2017 . . . . . . .	87,478
	Series J, 6.88%. . . . . . . . . . . . . . . . . . . . . .	287,517		Total Corporate Debt . . . . . . . . . . . . . . . . .	1,188,163
4,550	Series K, 5.70%. . . . . . . . . . . . . . . . . . . . .	89,908		(Cost $1,170,826)
		397,770
	Hotels – 0.4%		Short-Term Investment – 6.0%
	Ashford Hospitality Trust Inc., REIT,			Goldman Sachs Financial Square Funds –
2,584	Series E, 8.38%. . . . . . . . . . . . . . . . . . . . .	68,502	2,233,081	Prime Obligations Fund. . . . . . . . . . . . . . .	2,233,081
	Sunstone Hotel Investors Inc., REIT,			(Cost $2,233,081)
3,089	Series D, 8.00%. . . . . . . . . . . . . . . . . . . . .	77,225
		145,727		Total Investments – 98.6% . . . . . . . . . . . . .	36,526,715
	Office Properties – 0.4%			(Cost $36,453,076)
	Hudson Pacific Properties Inc., REIT,
5,750	Series B, 8.38%. . . . . . . . . . . . . . . . . . . . .	152,116		Other Assets in excess of Liabilities – 1.4%	530,946

	Regional Malls – 1.2%			Net Assets – 100.0%. . . . . . . . . . . . . . . . . . .	$ 37,057,661
	CBL & Associates Properties Inc., REIT
9,900	Series D, 7.38%. . . . . . . . . . . . . . . . . . . . .	235,125
7,689	Glimcher Realty Trust, REIT, Series G, 8.13%	192,456
675	Taubman Centers Inc., REIT, Series J, 6.50%...................................................................	14,054		* Non-income producing security.
		441,635		** Non-tradable Securities.
	Residential – 0.3%
	Equity Lifestyle Properties, Inc., REIT			Portfolio Abbreviations:
5,250	Series C, 6.75%. . . . . . . . . . . . . . . . . . . . .	120,619		LP – Limited Partnership
				PLC – Public Limited Company
	Shopping Centers – 0.5%			REIT – Real Estate Investment Trust
	Kite Realty Group Trust, REIT,
1,750	Series A, 8.25% . . . . . . . . . . . . . . . . . . . . .	44,187			% of Net
3,900	Regency Centers Corp., REIT,	77,025		Industry	Assets
	Series G, 6.00% . . . . . . . . . . . . . . . . . . . . .			Diversified . . . . . . . . . . . . . . . . . . . . . . . . .	70.0%
700	Saul Centers Inc., REIT, Series C, 6.88% . . .	15,526		Short-Term Investments. . . . . . . . . . . . . . .	6.0%
	Weingarten Realty Investors, REIT,			Health Care. . . . . . . . . . . . . . . . . . . . . . . . .	4.4%
2,362	Series F, 6.50% . . . . . . . . . . . . . . . . . . . . .	53,452		Regional Malls. . . . . . . . . . . . . . . . . . . . . .	3.6%
		190,190		Office Properties . . . . . . . . . . . . . . . . . . . . .	3.1%
	Storage – 0.7%			Shopping Centers . . . . . . . . . . . . . . . . . .	2.6%
5,200	CubeSmart, REIT, Series A, 7.75% . . . . . . . .	130,780		Apartments. . . . . . . . . . . . . . . . . . . . . . . . .	2.4%
4,600	Public Storage, REIT, Series Q, 6.50%. . . . . .	107,502		Hotels . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2.3%
400	Public Storage, REIT, Series R, 6.35%. . . . . .	9,340		Warehouse/Industrial. . . . . . . . . . . . . . . . .	1.9%
		247,622		Storage . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.5%
	Warehouse/Industrial – 0.5%			Mortgages . . . . . . . . . . . . . . . . . . . . . . . . . .	0.5%
6,351	STAG Industrial Inc., REIT, Series A, 9.00%	168,302		Residential . . . . . . . . . . . . . . . . . . . . . . . . .	0.3%
				Other Assets Net of Liabilities. . . . . . . . . .	1.4%
				Total	100.0%

See accompanying notes to portfolio of investments.
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VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2013 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner.  Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities.  If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.  Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

As a general matter, the Fund records the fair value of its interests in the Investment Funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated NAV of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result.  Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•        Level 1 – unadjusted quoted prices in active markets for identical securities

•        Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2013 (Unaudited)(Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended December 31, 2013, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of December 31, 2013 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/2013	Price	Inputs	Inputs
Private Investment Funds *	$ 24,175,931	$ – .	$ – .	$ 24,175,931
Common Stocks *	7,001,726	7,001,726	– .	– .
Preferred Stocks *	1,927,814	1,927,814	– .	– .
Corporate Debt *	1,188,163	– .	1,188,163	– .
Short-Term Investments	2,233,081	2,233,081	– .	– .
Total	$ 36,526,715	$ 11,162,621	$ 1,188,163	$ 24,175,931

* See Schedule of Investments for industry breakout.

As the fair value of the Private Investment Funds are based on the NAV provided by the Investment Managers and their agents, the disclosure of Level 3 inputs would not be meaningful.  At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.  There were no transfers between categories during the period ended December 31, 2013.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2013.........................................................	$ – .
Change in unrealized appreciation.........................................	500,306
Net purchases.............................................................................	23,675,625
Balance as of 12/31/2013.........................................................	$ 24,175,931

For the period ended December 31, 2013, the total change in unrealized gain on Level 3 securities still held at the end of the period was $500,306.

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title):              /s/ Mark D. Quam

                                                Mark D. Quam, Chief Executive Officer

(principal executive officer)

Date    2/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):              /s/ Mark D. Quam

                                                Mark D. Quam, Chief Executive Officer

(principal executive officer)

Date    2/25/2014

By (Signature and Title):              /s/ William R. Fuhs, Jr.

                                                William R. Fuhs, Chief Financial Officer

(principal financial officer)

Date    2/25/2014